Fair Value of Financial Instruments - Estimated Fair Values and Carrying Amounts of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Cash and cash equivalents	$ 625,724	$ 1,362,126	$ 510,267	$ 548,095
Loans and loans held for sale, net of unearned income and allowance for loan losses	20,213,097	15,222,012	14,493,675
Derivative instruments	31,265	38,886
Financial Liabilities
Deposits	21,466,717	17,408,283	16,178,748
Short-term borrowings	991,297	509,136	$ 326,617
Long-term debt	1,495,835	628,953
Derivative instruments	25,154	30,209
Level 1
Financial Assets
Cash and cash equivalents	625,724	1,362,126
Investment securities	0	0
Loans and loans held for sale, net of unearned income and allowance for loan losses	0	0
Derivative instruments	0	0
Financial Liabilities
Deposits	0	0
Short-term borrowings	516,297	334,136
Long-term debt	0	0
Derivative instruments	0	0
Level 2
Financial Assets
Cash and cash equivalents	0	0
Investment securities	4,818,026	3,536,029
Loans and loans held for sale, net of unearned income and allowance for loan losses	134,916	157,041
Derivative instruments	31,265	38,886
Financial Liabilities
Deposits	21,460,782	16,762,475
Short-term borrowings	475,000	175,000
Long-term debt	0	0
Derivative instruments	25,154	30,209
Level 3
Financial Assets
Cash and cash equivalents	0	0
Investment securities	0	0
Loans and loans held for sale, net of unearned income and allowance for loan losses	19,826,857	14,909,014
Derivative instruments	0	0
Financial Liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	1,476,899	617,656
Derivative instruments	0	0
Carrying Amount
Financial Assets
Cash and cash equivalents	625,724	1,362,126
Investment securities	4,817,380	3,535,313
Loans and loans held for sale, net of unearned income and allowance for loan losses	20,072,206	15,077,293
Derivative instruments	31,265	38,886
Financial Liabilities
Deposits	21,466,717	17,408,283
Short-term borrowings	991,297	509,136
Long-term debt	1,495,835	628,953
Derivative instruments	25,154	30,209
Fair Value
Financial Assets
Cash and cash equivalents	625,724	1,362,126
Investment securities	4,818,026	3,536,029
Loans and loans held for sale, net of unearned income and allowance for loan losses	19,961,773	15,066,055
Derivative instruments	31,265	38,886
Financial Liabilities
Deposits	21,460,782	16,762,475
Short-term borrowings	991,297	509,136
Long-term debt	1,476,899	617,656
Derivative instruments	$ 25,154	$ 30,209